CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Revenues, non-affiliated	$ 264,964	$ 133,553	$ 707,660	$ 531,318	$ 558,248	$ 171,957
Revenues, affiliate				4,425	4,425	14,600
Total revenues	264,964	133,553	707,660	535,743	562,673	186,557
Cost of revenues:
Cost of revenues-non-affiliated	(68,813)	(22,652)	(252,550)	(129,670)	(75,672)	(7,031)
Cost of revenues-affiliated		(46,409)		(46,409)	(74,564)
Total cost of revenues	(68,813)	(69,061)	(252,550)	(176,079)	(150,236)	(7,031)
Gross profit	196,151	64,492	455,110	359,664	412,437	179,526
Operating expenses
General and administrative	116,811	362,194	546,272	1,414,672	1,816,804	1,709,040
Sales and marketing					17,100	101,962
Research and development					329	182,606
Total operating expenses	116,811	362,194	546,272	1,414,672	1,834,233	1,993,608
Loss from operations	79,340	(297,702)	(91,162)	(1,055,008)	(1,421,796)	(1,814,082)
Other income (expense):
Interest income					252	37,837
Gain (loss) on derivative liabilities	(331,618)		(332,456)		(23,593)	6,099
Loss on early extinguishment of debt			(130,423)
Loss on origination of derivative liability						(12,810)
Interest expense	(40,044)	(20,353)	(153,438)	(60,396)	(107,748)	(131,479)
Amortization of debt discount			(266,711)		(82,500)	(161,402)
Gain (loss) on conversion of convertible notes	(4,253)		11,237
Loss on settlement of disputed terms of warrant				(768,602)	(768,602)	(33,635)
Equity in net loss of unconsolidated affiliate				(90,900)	(90,900)
Loss on investment in non-marketable equity securities					(388,475)	(300,000)
Total other income (expense), net	(375,915)	(20,353)	(871,791)	(919,898)	(1,461,566)	(595,390)
Loss from continuing operations before provision for taxes	(296,575)	(318,055)	(962,953)	(1,974,906)	(2,883,362)	(2,409,472)
Provision for taxes
Net loss from discontinued operations						(58,892)
Net Income (Loss)	$ (296,575)	$ (318,055)	$ (962,953)	$ (1,974,906)	$ (2,883,362)	$ (2,468,364)
Basic and diluted net loss per share:
Continuing operations					$ (0.06)	$ (0.06)
Discontinued operations						0.00
Basic loss per common share	$ (0.006)	$ (0.007)	$ (0.021)	$ (0.037)	$ (0.06)	$ (0.06)
Basic and diluted weighted-average common shares outstanding:	47,056,060	44,925,837	45,519,746	44,729,886	44,793,510	38,256,438